Bank Borrowings (Details) - Financial Institution [Member]	6 Months Ended
Sep. 30, 2025
Bank Borrowings [Line Items]
Percentage of annual interest at fixed rate	4.25%
Repayable term	5 years
Minimum [Member]
Bank Borrowings [Line Items]
Percentage of annual interest at fixed rate	4.25%
Maximum [Member]
Bank Borrowings [Line Items]
Percentage of annual interest at fixed rate	7.75%